Note 7 - Vessels and Advances, Net (Details Textual)			12 Months Ended
	Dec. 18, 2020	Oct. 02, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Vessels Delivered			43	3	3
Dead Weight Tonnage of Vessels			2,320,750
Number of Vessels Ordered			8
Number of Vessels Agreed to Acquire			1		4
Gain (Loss) on Sale Vessels			$ 45,894,000	$ (79,120,000)	$ (19,589,000)
Vessel Held For Sale			78,799,000	12,416,000
Gain (Loss) on Assets Held for Sale			0	$ (7,665,000)	(2,495,000)
Number of Vessels Write-down				5
Vessels Impairment Loss			$ 0	$ 31,577,000	3,042,000
Impairment Loss Transferred From Deferred Charges				$ 693,000	$ 1,548,000
Number of Vessels Provided as Collaterals to Secure Loans			95
Carrying Value of Vessels Provided as Collaterals to Secure Loans			$ 2,613,642
Number of Vessels Under Sale and Leaseback Transactions			4
Number of Vessels Under Share Purchase Agreement			5
Number of Unencumbered Vessels			6
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Asset Acquisition, Consideration Transferred, Transaction Cost			$ 88,854,000
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Term Loan			302,193,000
Asset Acquisition, Recognized Identifiable Assets Acquired and Liabilities Assumed, Time Charter Liabilities			$ 589,000
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired			51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired			75.00%
Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio, Porto Germeno and Gialova [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			49,909
YM Target and YM Tiptop [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			25,380
Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta [Member]
Number of Vessels Delivered			16
Dead Weight Tonnage of Vessels			932,329
Bernis, Verity, Dawn, Discovery, Clara, Serena, Merida, Progress, Miner, Parity, Uruguay, Resource, Konstantinos, Taibo, Thunder, Equity, Cetus (ex. Charm), Curacao, Rose, Bermondi, Titan I, Orion, and More [Member]
Number of Vessels Delivered			27
Dead Weight Tonnage of Vessels			1,388,422
CO Kobe (tbr Dyros) [Member]
Twenty-foot Equivalent Units Measured on Vessel			4,578
Belstar (tbr. Oracle) and Universal Bremen (tbr. Libra) [Member]
Dead Weight Tonnage of Vessels Agreed to Acquire			114,699
Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio [Member] | Vessel Owning Companies of Five Vessels Purchased from York [Member]
Twenty-foot Equivalent Units Measured on Vessel			55,050
First Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Purchase			12,690
Second Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Purchase			15,000
Virgo [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,258
JPO Scorpius [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				2,572
Neokastro [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,178
YM Triumph, YM Truth and YM Totality [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				12,690
The 2006-built Containership [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire		5,642
Two 2004-built, 6,492 TEU Containerships [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire	6,492
MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired					9,403
Volans and Vulpecula [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired					4,258
Vela [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired					4,258
Halifax Express, Prosper, Venetiko, Zim Shanghai and Zim N.York [Member]
Gain (Loss) on Sale Vessels			$ 45,894,000
Vessel Held For Sale				$ 12,416,000
Gain (Loss) on Assets Held for Sale				(7,665,000)
Sealand Illinois, Sealand Michigan, York and Messini [Member]
Vessel Held For Sale			78,799,000
Amount Transferred from Deferred Charges			$ 3,742,000
Neapolis, Kawasaki, Kokura, Zagora and Singapore Express [Member]
Gain (Loss) on Sale Vessels				$ 79,120,000
Neapolis and Zagora [Member]
Vessel Held For Sale					$ 4,908,000
Gain (Loss) on Assets Held for Sale					$ (2,495,000)
Number of Vessels Held for Sale					2
MSC Pylos, Piraeus, Sierra II (ex. MSC Sierra II), Reunion (ex. MSC Reunion) and Namibia II (ex. MSC Namibia II) [Member]
Gain (Loss) on Sale Vessels					$ (19,589,000)